Goodwill and Other Intangible Assets, Net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 300,000	$ 400,000	$ 592,000	$ 708,000	$ 1,429,498	$ 640,906
Impairment of intangible assets finite lived					347,110	1,139,908
Goodwill impairment charge						$ 86,348
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
other intangible assets useful lives	2 years		2 years		2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
other intangible assets useful lives	13 years		13 years		13 years